Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 27,396	$ 873	$ 26,026	$ 24,842
Contract assets
Products and service bundling	10,992		10,446	9,297
Others	2,345		2,306	1,206
Less : Loss allowance	(28)		(24)	(21)
Contract assets	13,309		12,728	10,482
Current Contract Assets	8,576	273	8,401	6,713
Noncurrent Contract Assets	4,733	151	4,327	3,769
Contract liabilities
Telecommunications business	13,541		13,931	14,016
Project business	12,061		8,015	6,654
Advance house and land receipts	1,228		1,064	460
Others	1,033		832	518
Contract liabilities	27,863		23,842	21,648
Current Contract Liabilities	21,296	678	16,301	14,088
Noncurrent Contract Liabilities	6,567	$ 209	7,541	7,560
Contract liabilities	$ 27,863		$ 23,842	$ 21,648